Note 9 - Incentive Plans - Number of Shares Available for Grant Pursuant to Long-term Incentive Plan (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Aug. 21, 2020
Awards issued under plan (in shares)	(9,551,227)	(9,705,495)	0
The 2020 Long-term Incentive Plan [Member]
Approved and authorized awards (in shares)	12,047,866	11,907,006
Awards issued under plan (in shares)	(9,681,506)	(9,767,995)
Awards available for future grant (in shares)	2,366,360	2,139,011